Related Parties Transactions (Details 4) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other receivable - related parties total	$ 58,225	$ 59,477
BioFirst (Australia) [Member]
Other receivable - related parties total	$ 40,675	$ 40,000